Lease	6 Months Ended
Jun. 30, 2021
Lease Of Lessee Disclosure [Abstract]
LEASE

12. LEASE

As of June 30, 2021, the Group has three non-short-term operating leases for office, laboratories and clinic with remaining terms expiring from 2020 through 2023 and a weighted average remaining lease term of 1.1 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Lease cost
Finance lease cost:
Depreciation	$23,909	$23,909
Interest on lease liabilities	2,590	3,990
Operating lease cost	212,640	288,057
Short-term lease cost	43,014	31,868
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$282,153	$347,824
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$206,126	$270,434
Financing cash flows from finance leases	26,922	26,924
Right-of-use assets obtained in exchange for new operating lease liabilities	-	1,086,732
Weighted-average remaining lease term – finance leases	1.4 years	2.4 years
Weighted-average remaining lease term – operating leases	1.1 years	1.9 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

The maturity analysis of operating leases liabilities as of June 30, 2021 is as follows:

June 30, 2021
(Unaudited)
Remaining periods ending December 31,
2021	$244,683
2022	149,539
2023	17,143
Total future undiscounted cash flow	411,365
Less: Discount on operating lease liabilities	(9,317)
Present value of operating lease liabilities	402,048
Less: Current portion of operating lease liabilities	(339,040)
Non-current portion of operating lease liabilities	$63,008

On May 14, 2018, the Group leased a vehicle for its operation with a lease term of 54 months, and the lease was classified as a finance lease. The following lists the components of the net present value of finance leases liabilities:

June 30, 2021
(Unaudited)
Remaining periods ending December 31,
2021	$26,922
2022	49,358
Total future undiscounted cash flow	76,280
Less: Discount on finance lease liabilities	(3,293)
Present value of finance lease liabilities	72,987
Less: Current portion of finance lease liabilities	(50,881)
Non-current portion of finance lease liabilities	$22,106